FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENTS
Schedule of fair value of financial assets and liabilities

The fair value of assets and liabilities as of December 31, 2017, including those measured at fair value on a recurring basis, consisted of the following:

	Level 1	Level 2	Level 3	Total
	RUB	RUB	RUB	RUB
Assets :
Cash equivalents:
Bank deposits(1) (Note 5)	—	30,686	—	30,686
Investments in money market funds (Note 5)	3	—	—	3
Term deposits, current	—	23,040	—	23,040
Term deposits, non-current	—	5,013	—	5,013
Restricted cash (Note 5)	569	—	—	569
Loans to employees (Note 5)	—	2,116	—	2,116
Loans granted (Note 5)	—	1,075	—	1,075
	572	61,930	—	62,502
Liabilities:
Convertible debt	—	18,323	—	18,323
Contingent consideration(2)	—	—	188	188
Derivative contracts(2) (Note 6)	—	18	—	18

Redeemable noncontrolling interests (Note 14)	—	—	9,821	9,821
	—	18,341	10,009	28,350

(1)	Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.
(2)	Amounts are measured at fair value on a recurring basis. The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the year ended December 31, 2017.

The fair value of assets and liabilities as of December 31, 2018, including those measured at fair value on a recurring basis, consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Level 3	Total	Total
	RUB	RUB	RUB	RUB	$
Assets :
Cash equivalents:
Bank deposits(1) (Note 5)	—	62,463	—	62,463	899.1
Investments in money market funds (Note 5)	3	—	—	3	0.1
Derivative contracts(2) (Note 6)	—	70	—	70	1.0
Restricted cash (Note 5)	88	—	—	88	1.3
Loans to employees (Note 5)	—	2,883	—	2,883	41.5
Loans granted (Note 5)	—	620	—	620	9.0
	91	66,036	—	66,127	952.0
Liabilities:
Contingent consideration(2)	—	—	83	83	1.2
Derivative contracts(2) (Note 6)	—	1	—	1	0.1

Redeemable noncontrolling interests (Note 14)	—	—	13,035	13,035	187.6
	—	1	13,118	13,119	188.9
(1)	Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.
(2)	Amounts are measured at fair value on a recurring basis. The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the year ended December 31, 2018.

Schedule of carrying amounts and fair values of non-current term deposits and convertible debt

	2017
	Carrying amount	Fair value
	RUB	RUB
Term deposits, non-current	5,005	5,013
Convertible debt	(17,834)	(18,323)
Total	(12,829)	(13,310)